SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Revenues		$ 4,256	$ 3,681	$ 8,474	$ 7,092
Net income attributable to partnership		378	176	401	246
Statement of financial position [abstract]
Current assets		6,299		6,299			$ 6,686
Non-current assets		75,372		75,372			66,283
Current liabilities		9,722		9,722			8,377
Non-current liabilities		43,326		43,326			39,038
Redeemable Partnership Units held by Brookfield		2,195		2,195			2,263
BIPC exchangeable shares		1,254		1,254			1,289
Exchangeable units	[1]	68		68			72
Perpetual subordinated notes		293		293		$ 293	293
In operating subsidiaries		18,640		18,640			15,320
Preferred unitholders		918		918			918
Our partnership
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		186	70	161	76
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		6,440		6,440			6,583
Current liabilities		0		0			0
Non-current liabilities		0		0			0
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0			0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
The Fincos
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		0		0			0
Current liabilities		0		0			0
Non-current liabilities		3,173		3,173			3,106
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0			0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		1,512		1,512			1,005
Current liabilities		219		219			182
Non-current liabilities		0		0			0
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0			0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
BIPC Holdings
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		3,173		3,173			3,105
Current liabilities		0		0			0
Non-current liabilities		259		259			191
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0			0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
Subsidiaries of our partnership other than the Fincos and BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		378	176	401	246
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		8,949		8,949			9,603
Current liabilities		0		0			0
Non-current liabilities		0		0			0
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0			0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		4,256	3,681	8,474	7,092
Net income attributable to partnership		(186)	$ (70)	(161)	$ (76)
Statement of financial position [abstract]
Current assets		6,299		6,299			6,686
Non-current assets		55,298		55,298			45,987
Current liabilities		9,503		9,503			8,195
Non-current liabilities		39,894		39,894			35,741
Redeemable Partnership Units held by Brookfield		2,195		2,195			2,263
BIPC exchangeable shares		1,254		1,254			1,289
Exchangeable units		68		68			72
Perpetual subordinated notes		293		293			293
In operating subsidiaries		18,640		18,640			15,320
Preferred unitholders		$ 918		$ 918			$ 918

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.